Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Summary of Other Assets

	December 31, 2018	December 31, 2017

Prepaid loan costs (note 16(a))	$749	$1,272
Prepaid forestry fees	3,175	3,628
Long-term value added tax and other taxes recoverable	6,668	5,385
	$10,592	$10,285